Consolidated Statement of Changes In Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Issuance of common stock to initial stockholder at approximately $0.0001 per share		$ 863	24,137		25,000
Issuance of common stock to initial stockholder at approximately $0.0001 per share (in Shares)		8,625,000
Sale of units in initial public offering, less fair value of public warrants	$ 3,450		329,471,550		329,475,000
Sale of units in initial public offering, less fair value of public warrants (in Shares)	34,500,000
Underwriters’ discount and offering expenses			(18,608,160)		(18,608,160)
Class A common stock subject to possible redemption	$ (2,885)		(288,513,515)		(288,516,400)
Class A common stock subject to possible redemption (in Shares)	(28,851,640)
Net income				(17,375,434)
Balance at Dec. 31, 2020	$ 565	$ 863	22,374,012	(17,375,434)	5,000,006
Balance (in Shares) at Dec. 31, 2020	5,648,360	8,625,000
Issuance of common stock to initial stockholder at approximately $0.0001 per share (in Shares)	34,500,000
Class A common stock subject to possible redemption	$ (82)		(8,134,138)		(8,134,220)
Class A common stock subject to possible redemption (in Shares)	(813,422)
Net income				8,134,222	8,134,222
Balance at Mar. 31, 2021	$ 483	$ 863	$ 14,239,874	$ (9,241,212)	$ 5,000,008
Balance (in Shares) at Mar. 31, 2021	4,834,938	8,625,000